UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08527

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Research

Growth Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—95.5%
Financials—26.0%
Capital Markets—10.9%
Credit Suisse Group	118,249	$7,990,913
Julius Baer Holding AG	90,288	7,841,572
Macquarie Bank Ltd.	104,705	8,362,356
Man Group PLC	429,224	5,274,768
Partners Group	25,551	3,475,474
UBS AG (Swiss Virt-X)	84,452	4,527,674

		37,472,757

Commercial Banks—10.8%
Anglo Irish Bank Corp. PLC (London Exchange)	95,405	1,610,460
Banco Bilbao Vizcaya Argentaria SA	99,311	2,513,267
Bank Mandiri Persero Tbk PT	4,937,500	2,082,175
China Construction Bank Corp.-Class H	4,968,000	5,647,953
Industrial & Commercial Bank of China, Ltd.-Class H	6,400,000	6,112,752
Investimentos Itau SA	462,908	3,517,314
National Bank of Greece SA	104,033	7,269,518
Standard Chartered PLC	133,234	5,182,077
Turkiye Is Bankasi-Class C	473,520	3,261,833

		37,197,349

Diversified Financial Services—1.2%
Deutsche Boerse AG	11,579	1,858,888
IG Group Holdings PLC	242,689	2,105,490

		3,964,378

Insurance—3.1%
Assicurazioni Generali SpA	45,463	2,166,663
QBE Insurance Group Ltd.	211,388	6,469,011
Swiss Reinsurance	22,866	2,149,819

		10,785,493

		89,419,977

Energy—14.1%
Energy Equipment & Services—4.0%
Schlumberger, Ltd.	20,400	1,970,028
Tenaris SA (ADR)	70,700	3,803,660
WorleyParsons Ltd.	176,940	7,998,233

		13,771,921

Oil, Gas & Consumable Fuels—10.1%
Addax Petroleum Corp.	21,643	947,834
China Shenhua Energy Co., Ltd.-Class H	837,500	5,397,151
Gazprom OAO (Sponsered) (ADR)	116,267	5,790,097
Oil Search Ltd.	947,466	3,792,061
Origin Energy Ltd.	266,439	2,286,533
Petroleo Brasileiro SA (Sponsored) (ADR)	84,900	7,062,831
Royal Dutch Shell PLC-Class B	79,285	3,459,184
Total SA	72,674	5,864,541

		34,600,232

		48,372,153

Industrials—10.8%
Aerospace & Defense—1.3%
BAE Systems PLC	433,879	4,507,575

Airlines—0.4%
easyJet PLC (a)	90,735	1,257,680

Commercial Services & Supplies—0.7%
Michael Page International PLC	257,076	2,349,723

Construction & Engineering—0.5%
China Communications Construction Co. Ltd.-Class H	560,000	1,776,884

Electrical Equipment—1.1%
ABB Ltd.	121,391	3,669,699

Industrial Conglomerates—1.5%
Siemens AG	38,659	5,278,949

Machinery—2.5%
Atlas Copco AB-Class A	239,366	4,023,424
Komatsu Ltd.	94,100	3,154,859
NGK Insulators Ltd.	35,000	1,240,787

		8,419,070

Trading Companies & Distributors—2.8%
Mitsubishi Corp.	134,900	4,200,164
Mitsui & Co., Ltd.	214,000	5,550,745

		9,750,909

		37,010,489

Materials—10.5%
Chemicals—1.2%
Bayer AG	27,686	2,312,104
Incitec Pivot Ltd.	21,219	1,762,391

		4,074,495

Metals & Mining—9.3%
BHP Billiton PLC	150,412	5,776,586
Cia Vale do Rio Doce (Sponsored) (ADR)	227,749	7,190,036
Equinox Minerals Ltd. (a)	411,591	2,252,607
Rio Tinto PLC	95,182	8,925,690
Xstrata PLC	107,951	7,783,888

		31,928,807

		36,003,302

Consumer Discretionary—10.2%
Auto Components—0.6%
Denso Corp.	47,500	1,929,692

Automobiles—2.6%
Fiat SpA	158,184	5,129,081
Porsche AG	838	2,235,786
Suzuki Motor Corp.	47,600	1,563,854

		8,928,721

Hotels, Restaurants & Leisure—2.0%
Accor SA	24,068	2,305,847
Ladbrokes PLC	213,707	1,836,233
OPAP, SA	34,023	1,392,988
Punch Taverns PLC	65,184	1,366,756

		6,901,824

Household Durables—0.9%
Gafisa SA (ADR) (a)	33,800	1,205,308
Sony Corp.	24,400	1,205,029
Urbi Desarrollos Urbanos SA de C.V. (a)	170,500	662,172

		3,072,509

Leisure Equipment & Products—0.3%
Nikon Corp.	35,000	1,123,211

Media—2.1%
Eutelsat Communications	68,148	1,845,926
Naspers Ltd.-Class N	66,739	2,121,698
Pearson PLC	84,998	1,417,496
WPP Group PLC	131,471	1,798,677

		7,183,797

Multiline Retail—0.7%
Don Quijote Co., Ltd.	54,200	1,102,308
Takashimaya Co., Ltd.	98,000	1,190,002

		2,292,310

Specialty Retail—1.0%
Esprit Holdings Ltd.	63,914	1,067,448
Inditex SA	20,636	1,542,929
Praktiker Bau- und Heimwerkermaerkte AG	25,369	917,747

		3,528,124

		34,960,188

Information Technology—7.2%
Communications Equipment—1.2%
Nokia OYJ	105,767	4,200,587

Electronic Equipment & Instruments—1.1%
HON HAI Precision Industry Co. Ltd.	149,000	1,142,322
Murata Manufacturing Co., Ltd.	16,800	1,022,398
Nippon Electric Glass Co. Ltd.	101,000	1,716,659

		3,881,379

IT Services—1.7%
Cap Gemini SA	46,654	2,987,957
Infosys Technologies Ltd.	39,953	1,889,721
Otsuka Corp.	9,700	929,593

		5,807,271

Office Electronics—1.6%
Konica Minolta Holdings, Inc.	308,000	5,391,718

Semiconductors & Semiconductor Equipment—1.6%
Advanced Semiconductor Engineering, Inc.	1,426,000	1,725,649
ASML Holding NV (a)	41,150	1,432,811
MediaTek, Inc.	124,000	2,453,797

		5,612,257

		24,893,212

Telecommunication Services—6.5%
Diversified Telecommunication Services—2.8%
Iliad SA	12,941	1,360,041
Neuf Cegetel	45,973	2,332,262
Telefonica SA	147,709	4,890,850
Telekom Austria AG	31,707	912,989

		9,496,142

Wireless Telecommunication Services—3.7%
America Movil SAB de CV Series L (ADR)	34,600	2,262,494
Bharti Airtel Ltd. (a)	27,581	710,234
China Mobile Ltd.	53,171	1,099,229
MTN Group Ltd.	91,442	1,782,312
Vimpel-Communications (ADR)	54,480	1,801,654
Vodafone Group PLC	1,321,264	5,206,416

		12,862,339

		22,358,481

Health Care—4.5%
Biotechnology—0.3%
CSL Ltd./Australia	32,358	1,100,046

Health Care Equipment & Supplies—1.1%
Essilor International SA	40,619	2,595,491
Nobel Biocare Holding AG	4,234	1,236,049

		3,831,540

Pharmaceuticals—3.1%
Daiichi Sankyo Co., Ltd.	35,300	1,003,862
Merck KGaA	9,312	1,165,856
Novartis AG	61,797	3,287,249
Roche Holding AG	21,362	3,648,698
Teva Pharmaceutical Industries Ltd. (ADR)	31,300	1,377,513

		10,483,178

		15,414,764

Consumer Staples—4.4%
Beverages—0.7%
Fomento Economico Mexicano SAB de CV (ADR)	33,415	1,189,908
Pernod-Ricard SA	5,375	1,244,714

		2,434,622

Food Products—1.9%
Nestle SA	11,008	5,084,396
Wimm-Bill-Dann Foods OJSC (ADR)	12,900	1,544,775

		6,629,171

Personal Products—0.8%
L’Oreal SA	19,612	2,581,809

Tobacco—1.0%
British American Tobacco PLC	66,197	2,521,944
Japan Tobacco, Inc.	179	1,043,328

		3,565,272

		15,210,874

Utilities—1.3%
Electric Utilities—1.3%
CEZ	39,719	2,882,931
Cia Energetica de Minas Gerais (Sponsored) (ADR)	75,610	1,633,176

		4,516,107

Technology—0.0%
Miscellaneous—0.0%
Alibaba.com Ltd. (a)	29,500	51,385

Total Common Stocks
(cost $230,315,559)		328,210,932

	Principal Amount (000)
SHORT-TERM INVESTMENTS—2.9%
Time Deposit—2.9%
ING Bank
4.88%, 11/01/07
(cost $9,900,000)	$9,900	9,900,000

Total Investments—98.4%
(cost $240,215,559)		338,110,932
Other assets less liabilities—1.6%		5,652,990

Net Assets—100.0%		$343,763,922

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	—	American Depositary Receipt

Country Breakdown *

October 31, 2007 (unaudited)

Summary

18.0%	United Kingdom
12.7%	Switzerland
9.9%	Japan
9.4%	Australia
6.8%	France
6.1%	Brazil
5.6%	China
4.1%	Germany
2.7%	Russia
2.6%	Spain
2.6%	Greece
2.2%	Italy
1.6%	Taiwan
12.8%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of October 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.6% or less in the following countries: Argentina, Austria, Canada, Czech Republic, Finland, Hong Kong, India, Indonesia, Ireland, Israel, Mexico, Netherlands, Netherlands Antilles, South Africa, Sweden, Turkey.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Research Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2007